Investments - Summary of Investments Held by Corporate (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Investment [Line Items]
Total investments	$ 118,668	$ 109,926
Current portion	109,017	103,153	[1]
Non-current portion	9,651	6,773
Bonds – FVOCI
Disclosure Of Investment [Line Items]
Total investments	109,017	103,153
Equity in unquoted companies – FVTPL
Disclosure Of Investment [Line Items]
Total investments	$ 9,651	$ 6,773

[1]	† The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.